Condensed Consolidated Statements of Operations and Comprehensive Loss - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Income Statement [Abstract]
Revenues	$ 40,703	$ 18,192	$ 62,237	$ 35,160
Cost of revenues	36,968	16,781	64,130	46,977
Gross loss	3,735	1,411	(1,893)	(11,817)
Operating expenses:
Research and development, net	13,477	7,078	41,765	19,142
Selling, general and administrative	23,078	6,624	58,395	23,993
Total operating expenses	36,555	13,702	100,160	43,135
Operating loss	(32,820)	(12,291)	(102,053)	(54,952)
Other income (expense):
Interest income (expense), net	(2,989)	(127)	(6,128)	224
Gain (loss) on foreign exchange	(20)	(279)	(567)	2,420
Change in fair value of liability classified warrants	13,482	(3,030)	(15,294)	(2,417)
Other income (expense), net	26	109	(798)	187
Total other income (expense), net	10,499	(3,327)	(22,787)	414
Loss before income taxes	(22,321)	(15,618)	(124,840)	(54,538)
Benefit (provision) for income taxes	(4,388)	(264)	7,520	(467)
Net loss	(26,709)	(15,882)	(117,320)	(55,005)
Other comprehensive income, net of tax:
Foreign currency translation income	876	741	253	1,134
Comprehensive loss	$ (25,833)	$ (15,141)	$ (117,067)	$ (53,871)
Net loss per share attributable to Rocket Lab USA, Inc.:
Net loss per share attributable to common stockholders-basic and diluted	$ (0.06)	$ (0.2)	$ (0.56)	$ (0.73)
Weighted-average common shares outstanding:
Weighted average common shares outstanding-basic and diluted	456,495,288	78,826,075	209,895,135	75,414,888